Other taxes payable (Details Narrative) - ZHEJIANG TIANLAN	Dec. 31, 2023	Dec. 31, 2022
Minimum
Valued-Added Tax rate	3.00%	3.00%
Maximum
Valued-Added Tax rate	13.00%	13.00%